Stock Compensation Plans - Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Options
Outstanding as of beginning of period	1,236	383
Granted	884	862
Exercised	(61)	(2)
Forfeited		(7)
Outstanding as of end of period	2,059	1,236
Options vested and expected to vest	2,028	1,207
Options exercisable	910	505
Weighted- Average Exercise Price
Outstanding as of beginning of period	$ 2.06	$ 2.75
Granted	$ 5.47	$ 1.76
Exercised	$ 2.51	$ 3.17
Forfeited		$ 2.71
Outstanding as of end of period	$ 3.51	$ 2.06
Options vested and expected to vest	$ 3.46	$ 2.06
Options exercisable	$ 3.38	$ 2.46
Weighted-Average Remaining Contractual Term (In Years)
Outstanding	8 years 10 months 24 days	9 years 2 months 12 days
Options vested and expected to vest	9 years	9 years 2 months 12 days
Options exercisable	7 years 4 months 24 days	8 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding	$ 42,189	$ 47
Options vested and expected to vest	41,659	47
Options exercisable	$ 18,761	$ 15